CONCENTRATION OF CREDIT RISK AND OTHER RISKS AND UNCERTAINTIES	12 Months Ended	15 Months Ended
	Apr. 30, 2024	Jul. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATION OF CREDIT RISK AND OTHER RISKS AND UNCERTAINTIES

Note 4: CONCENTRATION OF CREDIT RISK AND OTHER RISKS AND UNCERTAINTIES

Accounts Receivable Concentration

As of April 30, 2024, the Company had two customers that accounted for 100%, compared to two customers accounting for 47% of the Company’s trade receivables balance as of April 30, 2023.

Accounts Payable Concentration

As of April 30, 2024 and 2023, the Company had four significant suppliers that accounted for 63% and 59% of the Company’s trade payables balances, respectively.

Note 4: CONCENTRATION OF CREDIT RISK AND OTHER RISKS AND UNCERTAINTIES

Accounts Receivable Concentration

As of July 31, 2024 and April 30, 2024, the Company had one and two customers that accounted for 63% and 100% of the Company’s trade receivables balance, respectively.

Accounts Payable Concentration

As of July 31, 2024 and April 30, 2024, the Company had five and four significant suppliers that accounted for 65%, and 63% of the Company’s trade payables balances, respectively.